Equity - Capital information (Details)	12 Months Ended
	Dec. 31, 2017 ARS ($) Vote $ / shares shares	Jan. 01, 2018 shares	Dec. 31, 2016 $ / shares shares	Dec. 31, 2015 $ / shares shares
Equity
Nominal value of issued shares | $	$ 984,380,978
Nominal value (in pesos per share) | $ / shares	$ 1		$ 1	$ 1
Number of votes per share | Vote	1
Outstanding shares	969,159,605
Treasury shares (in shares)	15,221,373		15,221,373	15,221,373
Total capital stock (in shares)	984,380,978		984,380,978	984,380,978
Shares issued	984,380,978
Major ordinary share transactions
Equity
Outstanding shares		2,153,688,011
Treasury shares (in shares)		15,221,373
Shares issued		2,168,909,384
Class "A"
Equity
Outstanding shares	340,994,852
Shares issued	340,994,852
Class "A" | Major ordinary share transactions
Equity
Outstanding shares		683,856,600
Shares issued		683,856,600
Class "A" | Preliminary Merger Agreement and the Final Merger Agreement
Equity
Shares issued	342,861,748
Class "B"
Equity
Outstanding shares	627,930,005
Treasury shares (in shares)	15,221,373
Shares issued	643,151,378
Number of shares each ADS represents	5
Class "B" | Major ordinary share transactions
Equity
Outstanding shares		627,930,005
Treasury shares (in shares)		15,221,373
Shares issued		643,151,378
Class "C"
Equity
Outstanding shares	234,748
Shares issued	234,748
Class "C" | Major ordinary share transactions
Equity
Outstanding shares		234,748
Shares issued		234,748
Class "D" | Major ordinary share transactions
Equity
Outstanding shares		841,666,658
Shares issued		841,666,658
Class "D" | Preliminary Merger Agreement and the Final Merger Agreement
Equity
Shares issued	841,666,658